Shareholder Report, Line Graph (Details) - USD ($)					4 Months Ended	10 Months Ended	12 Months Ended		16 Months Ended	22 Months Ended	24 Months Ended	28 Months Ended	34 Months Ended	36 Months Ended	40 Months Ended	46 Months Ended	48 Months Ended	52 Months Ended	58 Months Ended	60 Months Ended	64 Months Ended	70 Months Ended	72 Months Ended	82 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
		Jun. 30, 2020	Dec. 17, 2018	Oct. 31, 2015	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2017	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2018	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2019	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2020	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2021	Oct. 31, 2025	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
C000162391
Account Value [Line Items]
Line Graph and Table Measure Name	[1]						Mondrian International Value Equity Fund, Institutional Shares
Accumulated Value				$ 1,000,000				$ 971,723			$ 1,179,526			$ 1,102,120			$ 1,189,496			$ 976,831			$ 1,335,565		$ 1,055,392	$ 1,254,011	$ 1,531,277	$ 1,912,779
C000204585
Account Value [Line Items]
Line Graph and Table Measure Name	[2]						Mondrian Emerging Markets Value Equity Fund, Institutional Shares
Accumulated Value				1,000,000				1,058,282			1,240,616			1,099,999			1,222,374			1,291,702			1,476,020		1,050,880	1,229,664	1,489,906	1,947,138
C000206727
Account Value [Line Items]
Line Graph and Table Measure Name							Mondrian Global Listed Infrastructure Fund, Institutional Shares
Accumulated Value			$ 1,000,000			$ 1,214,932				$ 1,086,633			$ 1,365,905			$ 1,210,436			$ 1,249,867			$ 1,548,957		$ 1,826,516
C000220240
Account Value [Line Items]
Line Graph and Table Measure Name							Mondrian Global Equity Value Fund, Institutional Shares
Accumulated Value		$ 1,000,000			$ 1,022,000				$ 1,309,106			$ 1,089,856			$ 1,271,982			$ 1,586,765			$ 1,916,821
MSCI EAFE Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[3],[4]						MSCI EAFE Index (USD) (NR)
Accumulated Value				1,000,000				967,734			1,194,547			1,112,668			1,235,549			1,150,737			1,544,064		1,188,947	1,360,165	1,672,542	2,057,758
MSCI Emerging Markets Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[5]						MSCI Emerging Markets Index (USD) (NR)
Accumulated Value				$ 1,000,000				$ 1,092,674			$ 1,381,695			$ 1,208,759			$ 1,352,069			$ 1,463,636			$ 1,711,873		$ 1,180,741	$ 1,308,253	$ 1,639,442	$ 2,097,083
MSCI ACWI Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[6],[7]						MSCI ACWI Index (USD) (NR)
Accumulated Value			1,000,000			1,177,720				1,235,284			1,695,766			1,357,337			1,499,883			1,991,706		2,442,685
MSCI ACWI Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[8],[9]						MSCI ACWI Index (USD) (NR)
Accumulated Value		$ 1,000,000			$ 1,055,018				$ 1,448,301			$ 1,159,259			$ 1,281,003			$ 1,701,055			$ 2,086,222
MSCI ACWI Core Infrastructure (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[6],[7]						MSCI ACWI Core Infrastructure (USD) (NR)
Accumulated Value			$ 1,000,000			$ 1,192,352				$ 1,095,897			$ 1,359,639			$ 1,239,464			$ 1,181,160			$ 1,475,659		$ 1,622,071

[1]	The financial statements include the financial information of the Predecessor Fund through September 24, 2018 (See Note 1 in Notes to Financial Statements).
[2]	The financial statements include the financial information of the Predecessor Fund through September 24, 2018 (See Note 1 in Notes to Financial Statements).
[3]	EAFE – Europe, Australasia, and the Far East
[4]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[5]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[6]	ACWI – All Country World Index
[7]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[8]	ACWI – All Country World Index
[9]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).